Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net cash generated from operations	£ 480	£ 547	£ 462
Interest paid	(81)	(42)	(89)
Tax paid	(30)	(43)	(75)
Net cash generated from operating activities	369	462	298
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(45)	(5)	(11)
Additional capital invested in associates	(40)
Purchase of investments	(12)	(10)	(3)
Purchase of property, plant and equipment	(55)	(70)	(82)
Purchase of intangible assets	(138)	(130)	(150)
Disposal of subsidiaries, net of cash disposed	(101)	83	19
Proceeds from sale of associates		18	411
Proceeds from sale of investments	5	6
Proceeds from sale of property, plant and equipment	1	128
Proceeds from sale of liquid resources		10	20
Lease receivables repaid	26
Loans repaid by/(advance to) related parties	(49)	46	(13)
Investment in liquid resources		(2)	(18)
Interest received	17	20	20
Investment income	2
Dividends received from joint ventures and associates	64	117	458
Net cash generated from/(used in) investing activities	(325)	211	651
Cash flows from financing activities
Proceeds from issue of ordinary shares	7	6	5
Buyback of equity		(153)	(149)
Purchase of treasury shares	(52)
Proceeds from borrowings	230		2
Repayment of borrowings	(48)	(441)	(1,294)
Repayment of lease liabilities	(91)	(4)	(5)
Dividends paid to company's shareholders	(147)	(136)	(318)
Dividends paid to non-controlling interest	(1)	(1)
Net cash used in financing activities	(102)	(729)	(1,759)
Effects of exchange rate changes on cash and cash equivalents	(33)	(49)	16
Net decrease in cash and cash equivalents	(91)	(105)	(794)
Cash and cash equivalents at beginning of year	525	630	1,424
Cash and cash equivalents at end of year	£ 434	£ 525	£ 630